Share capital - History - Narrative (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
History of the share capital
Aggregate share capital	€ 356,445,000	€ 356,445,000	€ 356,112,000	€ 354,582,000
Number of shares	65,897,071	65,897,071	65,835,511	65,552,721
Capital increases	€ 0
Share capital.
History of the share capital
Aggregate share capital	€ 356,445,000	€ 356,445,000	€ 356,112,000